Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill [abstract]
Disclosure of detailed information about key assumptions for the CGU's [Table Text Block]
	2020	2019
Long-term gold price (per ounce)	US$ 1,600	US$ 1,400
Long-term silver price (per ounce)	US$20	US$18
Post-tax real discount rate	3.5%	4.1%